Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property And Equipment Tables [Abstract]
Schedule of property and equipment

	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance, December 31, 2019	4,513	1,180	2,509	8,202
Additions	22	—	—	22
Disposals	(2,452)	—	(454)	(2,906)

Balance, December 31, 2020	2,083	1,180	2,055	5,318
Additions	462	2	—	464
Additions through business combinations	298	31	—	329
Effects of movement in exchange rate	(20)	(1)	—	(21)

Balance, December 31, 2021	2,823	1,212	2,055	6,090

Accumulated depreciation
Balance, December 31, 2019	3,761	733	1,935	6,429
Depreciation	229	91	311	631
Disposals	(2,443)	—	(191)	(2,634)

Balance, December 31, 2020	1,547	824	2,055	4,426
Depreciation	400	78	—	478

Balance, December 31, 2021	1,947	902	2,055	4,904

Net book value
Balance, December 31, 2020	536	356	—	892

Balance, December 31, 2021	876	310	—	1,186